--------------------------

                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB NUMBER 3235-0570
                                                      EXPIRES:  NOV. 30, 2006
                                                      ESTIMATED AVERAGE BURDEN
                                                      HOURS PER RESPONSE: 19.3
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERRTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number :    811-10301
                                     ----------------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------
Date of fiscal year end:  November 30
                          -----------
Date of reporting period:  November 30, 2003
                           -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders - a copy of the Annual Report dated November 30, 2003.

                                                                January 20, 2004

DEAR SHAREHOLDERS,

THE YEAR IN REVIEW

     Our mutual fund's year ended on November 30, 2003, this was a dramatic time, both economically and politically. The outlook wasn't so rosy at the beginning of this past year. As the year started with many questions marks about the timing and durability of the recovery. Deflation and stagnation were the main topics of debate, as well as doubts over the war in Iraq, whether terrorists might strike again and more corporate scandals.

     The market's advance began when military success in Iraq seemed assured and investors started to aggressively commit assets to stocks. None of the above mentioned concerns materialized, making 2003 seem to be the year of the turnaround after three very tough market years.

     We will highlight some of the macro trends that provided the financial environment for the year.

1. After the Iraq War started, hard conditions were encountered in the market place, causing investors to retreat to the sidelines waiting for the outcome of the war. Once the war was declared a victory, a new tone was set up for the market.

2. Corporate Scandals continued to pressure the market as they kept on unfolding and getting to the mutual fund industry. Investors were getting the confidence to overcome these matters mostly by the strong arm that came from Elliot Spitzer, the New York State Attorney General. But still, much needed to be done.

3. Low Mortgage rates intensified demand for homes, as well as a wave of refinancing which together with additional tax cuts by Washington gave consumers cash that pushed the economy further. Unemployment went from its peak of 6.30% in June to 5.90% in Nov 2003and ISM Manufacturing Index climbed from its low of the year of 45.40 (a contraction reading) to 62.80 in November 2003 (an expansion reading). Also the GDP rose 8.2% in the third quarter making it the best performance in 20 Years.

4. Corporate earnings began to recover by the end of the year helping to boost the stock market. Out of the companies that comprise the S&P 500 that have reported earnings up to Nov 20003, earnings were up 20.2% on a year-to-year basis.

5. The Dollar registered multi-year lows against many of the world's major currencies. The euro started the year beginning November 2002 below $1.00 closing in November 2003 close to $1.20; the trading range of the currency was mostly over $1.10 for most part of the year.

     In summary, the US economy grew steadily, aided by the Federal Reserve, by tax policy, and by improving corporate outlooks. The combination of low interest rates, tax cuts, and the mortgage-refinancing boom boosted the economy significantly. Gross

Domestic Product (GDP) growth soared due to a large increase in consumer spending and high productivity. As a consequence, for the 12-month period ending November 30, 2003, we saw the Dow Jones rise 12.56%1 and the S&P 500 rise 15.08%1.

PORTFOLIO MATTERS

Ashport Large Cap Fund

     The Ashport Large Cap Fund's return was 22.97% for Class A and 26.65%2 for Class C during the 12 months ended November 30, 2003, while the S&P 500 Index increased by 15.08%. The main reason we outperformed was the overweighting in the financial sector that led the market. In this sector stock selection was a strong positive contributor. During this fiscal year the funds experienced a large turnover. Two factors contributed to this; the newness of the funds, which led the manager to constant repositioning and the aggressive stance the manager, took to combat the swings during the year of the stock market. The repositioning of the fund caused large cash position at the close of the fiscal year.

        Top Industry/Sectors as of November 30, 2003
        --------------------------------------------

        Consumer-Cyclical            5.42%
        Consumer-Staples             3.47%
        Health Care                  7.81%
        Financials                  24.56%
        Capital Goods                3.86%
        Technology                  10.54%
        Communications               8.14%

Average Annual Total Returns with Sales Charges

--------------------------------------------------------------------------------
Ashport Large Cap Fund          1 - Year                      Since Inception*

--------------------------------------------------------------------------------
Class A                         21.65%                        -3.59%
--------------------------------------------------------------------------------
Class C                         25.08%                        25.08%
--------------------------------------------------------------------------------

*Class A inception date was December 20, 2001 and Class C inception date was December 18, 2002. Returns are annualized.

Past performance is no guarantee of future results

     Growth of a Hypothetical $10,000 Investment
     -------------------------------------------
     (For the period from the commencement of the fund's investment operations, December 20, 2001, through November 30, 2003.

                                  [LINE GRAPH]

     ----------------------------------------------------------------------

                   HYPOTHETICAL RETURN COMPARISON (US$ 10,000)

                                        2001*         2002         2003
          S&P**                        10,000         8,214       9,452
          Ashport Large Cap-A          10,000         7,097       8,727
          Ashport Large Cap-C***                     10,000       9,452

              ----------------------------------------------------
              S&P**   Ashport Large Cap-A   Ashport Large Cap-C***
              ----------------------------------------------------

     ----------------------------------------------------------------------

     *    Inception date of Fund was 12/20/2001
     **   With dividend reinvestment
     ***  Class C share inception date was 12/18/2002

                         Ashport               Ashport                S&P
                         Large Cap- A3         Large Cap-C2,3         500
                         -------------         --------------         ---
          12/01          9,425                                        10,000
          11/02          7,097                  9,900                  8,214
          11/03          8,727                 12,523                  9,452

Ashport Small/Mid Cap Fund

     The Ashport Small/Mid Cap Fund return was 2.85% for Class A and 15.61%2 for Class C during the 12 months ended November 30, 2003, while the S&P Mid 400 Index increased by 26.38%. We did not have significant positions in more volatile names that soar during the year. Performance in some of our holdings in software and healthcare sectors hurt the overall performance of the funds. Large percentage subscriptions into the funds were made during this underperformance period.

        Top Industry/Sectors as of November 30, 2003
        --------------------------------------------

        Basic Materials              3.61%
        Consumer-Cyclical            6.06%
        Health Care                  7.02%
        Energy                       2.30%
        Financials                  13.08%
        Capital Goods                6.29%
        Technology                   8.48%
        Foreign                      4.16%
        Communications Services      3.76%

Average Annual Total Returns with Sales Charges

--------------------------------------------------------------------------------
Ashport Small/Mid Cap Fund      1 - Year                      Since Inception*

--------------------------------------------------------------------------------
Class A                         2.69%                         .53%
--------------------------------------------------------------------------------
Class C                         9.86%                         9.86%
--------------------------------------------------------------------------------

*Class A inception date was December 20, 2001 and Class C inception date was April 11, 2003. Returns are annualized.

     Past performance is no guarantee of future results


     Growth of a Hypothetical $10,000 Investment
     -------------------------------------------
     (For the period from the commencement of the fund's investment operations, December 20, 2001, through November 30, 2003)

                                  [LINE GRAPH]

     ----------------------------------------------------------------------

                   HYPOTHETICAL RETURN COMPARISON (US$ 10,000)

                                        2001*         2002         2003
          S&P Mid 400**                10,000         9,045       11,431
          Ashport Small/Mid Cap-A      10,000         9,264        9,528
          Ashport Small/Mid Cap-C***                 10,000       11,445

        ----------------------------------------------------------------
        S&P Mid 400** Ashport Small/Mid Cap-A Ashport Small/Mid Cap-C***
        ----------------------------------------------------------------

     ----------------------------------------------------------------------

     * Inception date of Fund was 12/20/2001

     ** With dividend reinvestment

     *** Class C share inception date was 4/11/2003

                         Ashport               Ashport                S&P
                         Small/Mid Cap- A3     Small/Mid Cap-C2,3     Mid 400
                         -----------------     ------------------     -------
          12/01          9,425                                        10,000
          11/02          9,264                  9,900                  9,045
          11/03          9,528                 11,445                 11,431

Ashport Global Fixed Income

     The  Ashport  Global  Fixed  Income  Fund  return was 1.26% for Class A and
-.52%2 for Class C during the 12 months ended November 30, 2003, while the Lehman Bond Aggregate Index increased by 9.4%. The fund went through a portfolio objective change during this year and was in the process of rebalancing the portfolio towards the end of the fiscal year. The new investment parameters should give us more flexibility to achieve the fund objectives.

        Top Industry/Sectors as of November 30, 2003
        --------------------------------------------

        Energy                      2.72%
        Financials                  1.78%
        Capital Goods               5.41%
        Foreign                     7.29%

Average Annual Total Returns with Sales Charges

--------------------------------------------------------------------------------
Ashport Global Fixed Fund       1 - Year                      Since Inception*

--------------------------------------------------------------------------------
Class A                         1.2%                          -1.3%
--------------------------------------------------------------------------------
Class C                         .49%                          .49%
--------------------------------------------------------------------------------

*Class A inception date was December 20, 2001 and Class C inception date was December 18, 2002. Returns are annualized.

     Past performance is no guarantee of future results

     Growth of a Hypothetical $10,000 Investment
     -------------------------------------------
     (For the period from the commencement of the fund's investment operations, December 20, 2001, through November 30, 2003

                                  [LINE GRAPH]

     ----------------------------------------------------------------------

                   HYPOTHETICAL RETURN COMPARISON (US$ 10,000)

                                        2001*         2002         2003
          Lehman Aggregate**           10,000        10,897       11,921
          Ashport Global Fixed Inc-A   10,000         9,058        9,172
          Ashport Global Fixed Inc-C***              10,000        9,385

                -------------------------------------------------
                Lehman Aggregate**     Ashport Global Fixed Inc-A
                         Ashport Global Fixed Inc-C***
                -------------------------------------------------

     ----------------------------------------------------------------------

                         Ashport               Ashport                Lehman
                         Global Fixed Inc-A3   Global Income-C2,3     Aggregate
                         -------------------   ------------------     ---------
          12/01          9,425                                        10,000
          11/02          9,058                 9,900                  10,897
          11/03          9,172                 9,385                  11,921

LOOKING AHEAD

As we look ahead into 2004, we believe that the economy will continue to grow at a strong pace. The current environment appears quite promising, both economically and financially. Many signs are encouraging. We believe the year is likely to be shaped by an economy expanding with GDP Growth of 3 3/4% to 4%, positive earnings outlook, the dollar at $1.20-$1.25 versus the Euro and the 10 year bond at 4 3/4% to 5%. Investors are optimistic, but cautious. With positive changes in place, we believe mutual fund investors have reason to be optimistic about the future.

We hope that we have served you well this past year. We will continue to strive for the utmost integrity in our investment process and are committed to making sure that our company is run with the same integrity. We thank you for your continued commitment to the Ashport Funds.


Joseph Turnes                               David Vurgait
Portfolio Manager                           President

1 Assumes dividend reinvestment
2 Inception  date  for  Class  C  shares  was  as  follows:  Ashport  Large  Cap
  Fund-December 18, 2002, Ashport Small/Mid Cap Fund-April 11, 2003, and Ashport Global Fixed Income Fund-December 18, 2002.
3 Initial number deducts sales charge

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                            FINANCIAL STATEMENTS

                                                               NOVEMBER 30, 2003

CONTENTS
                                                                          Page
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

     Statements of Assets and Liabilities                                   1

     Schedules of Investments                                             2 - 4

     Statements of Operations                                               5

     Statements of Changes in Net Assets                                  6 - 8

     Financial Highlights                                                9 - 11

     Notes to Financial Statements                                      12 - 19

INDEPENDENT AUDITORS' REPORT                                               20

INDEPENDENT AUDITORS' REPORT ON INTERNAL CONTROL                           21

                    .......................................

Performance of the Ashport Mutual Funds is compared to various market indices. Unlike mutual funds, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report has been prepared for the general information of Ashport Mutual Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about Ashport Mutual Funds, investment policies, management fees and expenses. Investors should read the prospectus carefully before investing or sending money.

Performance calculation reflect fee waivers / expense reimbursements in effect. Without such fee waiver / expense reimbursement, total returns would have been lower. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions, if any.

----------------------------------
NOT FDIC INSURED
MAY LOSE VALUE / NO BANK GUARANTEE
----------------------------------

ASHPORT MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AS OF NOVEMBER 30, 2003

=======================================================================================
                                               Large Cap    Small/Mid Cap   Global Fixed
ASSETS                                            Fund           Fund       Income Fund
=======================================================================================
Investment in securities, at value (cost
  $396,099, $246,000, $68,735,
  respectively) (Note 4)                       $  386,149     $  251,972     $   69,903
Cash and cash equivalents                         153,229        161,559        361,109
Dividends receivable                                  153            177             --
Interest receivable                                    --             --            597
Receivable for investment securities sold          49,960         30,926             --
Receivable for fund shares sold                    18,245         17,280          5,011
---------------------------------------------------------------------------------------

     Total assets                              $  607,736     $  461,914     $  436,620
=======================================================================================

LIABILITIES
=======================================================================================

Due to investment adviser (Note 3)             $    1,754     $    1,338     $      275
Due to distributor (Note 3)                           630            410            346
Payable for securities purchased                       --             --         29,880
---------------------------------------------------------------------------------------

     Total liabilities                         $    2,384     $    1,748     $   30,501
=======================================================================================

NET ASSETS (equivalent to $9.26, $10.11,
  and $9.66, per share, respectively,
  for Class A and $9.22, $10.07, and $9.60,
  per share, respectively for Class C)         $  605,352     $  460,166     $  406,119
=======================================================================================

  Net assets consist of the following:
  Capital stock, Class A, $.01 par value;
    unlimited shares authorized; 23,538,
    21,750, 17,219 shares issued and
    outstanding, respectively                  $      235     $      217     $      172
  Capital stock, Class C, $.01 par value;
    unlimited shares authorized; 42,019,
    23,854, 24,967 shares issued and
    outstanding, respectively                         420            239            250
  Additional paid-in capital                      532,166        438,058        409,521
  Undistributed net investment loss                (4,963)        (5,573)        (3,998)
  Undistributed net realized gain (loss) on
    investments                                    87,444         21,253           (994)
  Net unrealized gain (loss) on investments        (9,950)         5,972          1,168
---------------------------------------------------------------------------------------

     Total                                     $  605,352     $  460,166     $  406,119
=======================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - LARGE CAP FUND
NOVEMBER 30, 2003
================================================================================

SHARES OR
PRINCIPAL
AMOUNT                     DESCRIPTION                          VALUE
================================================================================

               COMMON STOCKS - 63.79% 1

               Capital Goods - 3.86%
     814         General Electric                                    $   23,337

               Communications Services - 8.14%
     524         SBC Communications                   $   14,131
     735         First American                           21,756
     340         Verizon                                  13,403
                                                      ----------
                                                                         49,290

               Consumer-Cyclical - 5.42%
     565         Fox Entertainment Group (a)              16,131
     367         Harley Davidson                          16,651
                                                      ----------
                                                                         32,782

               Consumer-Staples - 3.47%
     436         Pepsico                                                 20,980

               Financials - 24.56%
     580         Bank of NY                               17,794
     455         Bear Stearns                             32,969
     526         CitiGroup                                24,743
     413         First Tennessee National                 18,420
     209         Progressive Corp Ohio (a)                16,323
     380         Freddie MAC                              20,680
     502         J P Morgan Chase                         17,751
                                                      ----------
                                                                        148,680

               Health Care - 7.81%
     963         Bristol Myers Squibb                     25,375
     540         Merck & Co                               21,924
                                                      ----------
                                                                         47,299

               Technology - 10.54%
     463         Broadcom (a)                             16,849
     738         Dell (a)                                 25,512
   1,782         Oracle (a)                               21,420
                                                      ----------
                                                                         63,781

--------------------------------------------------------------------------------

                 TOTAL COMMON STOCKS (COST $396,099)                    386,149
--------------------------------------------------------------------------------

               Evergreen Institutional Money Market Fund-25.31%1        153,229
--------------------------------------------------------------------------------

               Other assets and liabilities-10.90%                       65,974
--------------------------------------------------------------------------------

               NET ASSETS                                            $  605,352
================================================================================

(a)  Non-income producing
1    Investments are United States issues.
* All percentages presented represent the percentage of total value to net assets

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - SMALL/MID CAP FUND
NOVEMBER 30, 2003
================================================================================

SHARES OR
PRINCIPAL
AMOUNT                     DESCRIPTION                          VALUE
================================================================================

               COMMON STOCK -54.76%

               Basic Materials - 3.61% 1
     622         Fresh Del Monte Produce                             $   16,595

               Capital Goods - 6.29% 1
      31         NVR (a)                              $   15,221
     348         CH Robinson Worldwide                    13,704
                                                      ----------
                                                                         28,925

               Communications Services - 3.76% 1
     585         First American                                          17,316

               Consumer-Cyclical - 6.06% 1
     712         Dollar General                           15,037
     536         Kroll (a)                                12,843
                                                      ----------
                                                                         27,880

               Energy - 2.30% 1
     223         Amerada Hess                                            10,564

               Financials - 13.08% 1
   1,300         Ameritrade Holding (a)                   16,341
   1,518         E Trade Financial (a)                    16,440
     471         Fidelity National Financial              16,640
     316         WR Berkley                               10,791
                                                      ----------
                                                                         60,212

               Health Care - 7.02% 1
     650         Health Management Assoc.                 16,705
     254         Mid Atlantic Medical Services (a)        15,596
                                                      ----------
                                                                         32,301

               Technology - 8.48% 1
     226         Alliant Tech. Systems (a)                11,533
     274         Affiliated Computer Services (a)         13,738
     342         Fisher Scientific Intl.                  13,772
                                                      ----------
                                                                         39,043

               Foreign - 4.16%
     399         Renaissancere Hldgs,                                    19,136
--------------------------------------------------------------------------------

                 TOTAL COMMON STOCKS (COST $246,000)                    251,972
--------------------------------------------------------------------------------

               Evergreen Institutional Money Market Fund-35.11%         161,559
--------------------------------------------------------------------------------

               Other assets and liabilities-10.13%                       46,635
--------------------------------------------------------------------------------

               NET ASSETS                                            $  460,166
================================================================================

(a)  Non-income producing
1    Investments are United States issues.
* All percentages presented represent the percentage of total value to net assets

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - GLOBAL FIXED INCOME FUND
NOVEMBER 30, 2003
================================================================================

PRINCIPAL
AMOUNT                     DESCRIPTION                          VALUE
================================================================================

               BONDS - 17.20%

               Capital Goods - 5.41% 1
$ 10,000         McDonnell Douglas 6.875% Due 11/1/06 $   11,137
$ 10,000         Raytheon 6.750% Due 8/15/07              10,852
                                                      ----------
                                                                         21,989

              Energy - 2.72% 1
$ 10,000         Southwestern Electric Power 7.000% Due 9/1/07       $   11,048

               Financials - 1.78% 1
$  7,000         GMAC Smartnote 7.000% Due 10/15/11                       7,241

               Foreign - 7.29%
$ 30,000         RaboBank 8.25% Due 11/14/18                             29,625
--------------------------------------------------------------------------------

                 TOTAL BONDS (AMORTIZED COST $68,735)                    69,903

               Evergreen Institutional Money Market Fund-88.92%         361,109
--------------------------------------------------------------------------------

               Other assets and liabilities - (6.13%)                   (24,893)
--------------------------------------------------------------------------------

               NET ASSETS                                            $  406,119
================================================================================

1    Investments are United States issues.
* All percentages presented represent the percentage of total value to net assets

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2003

===================================================================================

                                           Large Cap    Small/Mid Cap   Global Fixed
                                              Fund           Fund       Income Fund
===================================================================================
INVESTMENT INCOME
     Dividends                             $    3,621     $    1,581     $    1,607
     Interest                                      --             --          3,165
-----------------------------------------------------------------------------------
          Total revenues                        3,621          1,581          4,772
-----------------------------------------------------------------------------------

EXPENSES
     Investment advisory fees (Note 3)          3,620          2,552          1,380
     Administration fees (Note 3)                 731            515            684
     Distribution (12b-1) fees (Note 3)         2,005          1,101          1,623
     Trustee fees (Note 3)                      2,000          2,000          2,000
     Custody fees                               4,828          4,800          4,800
     Insurance                                    580            580            580
     Printing                                   1,069          1,069          1,069
     Professional fees                         25,801         25,801         25,801
-----------------------------------------------------------------------------------
          Total expenses                       40,634         38,418         37,937
          Fees waived/expenses
            reimbursed (Note 3)               (32,778)       (32,308)       (28,454)
-----------------------------------------------------------------------------------
            Net expenses                        7,856          6,110          9,483
-----------------------------------------------------------------------------------

NET INVESTMENT LOSS                            (4,235)        (4,529)        (4,711)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain on investments          94,484         20,805          1,237
     Change in unrealized gain (loss)
       on investments                         (10,237)         5,420          1,196
-----------------------------------------------------------------------------------

NET GAIN ON INVESTMENTS                        84,247         26,225          2,433
-----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                               $   80,012     $   21,696    ($    2,278)
===================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - LARGE CAP FUND
FOR THE YEAR ENDED NOVEMBER 30, 2003 AND FOR THE PERIOD
FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002
================================================================================

                                                        2003            2002
================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                               ($    4,235)    ($      728)
  Net realized gain (loss) on investments                94,484          (7,040)
  Change in unrealized gain (loss) on investments       (10,237)            287
--------------------------------------------------------------------------------

     Net increase (decrease) in net assets
       resulting from operations                         80,012          (7,481)

CAPITAL SHARE TRANSACTIONS (NOTE 6)                     491,013          41,808
--------------------------------------------------------------------------------

     TOTAL INCREASE IN NET ASSETS                       571,025          34,327

NET ASSETS - BEGINNING                                   34,327              --
--------------------------------------------------------------------------------

NET ASSETS - ENDING (including undistributed net
  investment loss of $4,963 and $728,
  respectively)                                      $  605,352      $   34,327
================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - SMALL/MID CAP FUND
FOR THE YEAR ENDED NOVEMBER 30, 2003 AND FOR THE PERIOD
FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002
================================================================================

                                                        2003            2002
================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment loss                            ($    4,529)    ($    1,045)
     Net realized gain on investments                    20,805             448
     Change in unrealized gain on investments             5,420             552
--------------------------------------------------------------------------------

       Net increase (decrease) in net assets
         resulting from operations                       21,696             (45)

CAPITAL SHARE TRANSACTIONS (NOTE 6)                     387,382          51,133
--------------------------------------------------------------------------------

     TOTAL INCREASE IN NET ASSETS                       409,078          51,088

NET ASSETS - BEGINNING                                   51,088              --
--------------------------------------------------------------------------------

NET ASSETS - ENDING (including undistributed net
  investment loss of $5,573 and $1,045,
  respectively)                                      $  460,166      $   51,088
================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - GLOBAL FIXED INCOME FUND
FOR THE YEAR ENDED NOVEMBER 30, 2003 AND FOR THE PERIOD
FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002
================================================================================

                                                        2003            2002
================================================================================

DECREASE IN NET ASSETS FROM OPERATIONS:
     Net investment gain (loss)                     ($    4,711)     $      713
     Net realized gain (loss) on investments              1,237          (2,231)
     Change in unrealized gain (loss) on
       investments                                        1,196             (27)
--------------------------------------------------------------------------------

       Net decrease in net assets
         resulting from operations                       (2,278)         (1,545)

CAPITAL SHARE TRANSACTIONS (NOTE 6)                     376,609          33,333
--------------------------------------------------------------------------------

     TOTAL INCREASE IN NET ASSETS                       374,331          31,788

NET ASSETS - BEGINNING                                   31,788              --
--------------------------------------------------------------------------------

NET ASSETS - ENDING (including undistributed
  net investment (loss) income of
  ($3,998) and $713, respectively)                   $  406,119      $   31,788
================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
FINANCIAL HIGHLIGHTS - LARGE CAP FUND
FOR THE YEAR ENDED NOVEMBER 30, 2003 AND FOR THE PERIOD
FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002

==============================================================================================

                                                           2003                       2002
                                              ------------------------------------------------
                                                CLASS A          CLASS C 2         Class A 4
==============================================================================================
PER SHARE OPERATING
  PERFORMANCE (For a share of
  capital stock outstanding throughout
  the period):
  Net asset value, beginning of period        $      7.53       $      7.28       $     10.00
----------------------------------------------------------------------------------------------
  Operations
     Net investment loss 5                          (0.12)            (0.12)            (0.16)
     Net realized and unrealized
       gain (loss) on investments 6                  1.85              2.06             (2.31)
----------------------------------------------------------------------------------------------
          Total from investment operations           1.73              1.94             (2.47)
----------------------------------------------------------------------------------------------

  Net asset value, end of period              $      9.26       $      9.22       $      7.53
==============================================================================================

  Total return (loss)1                             22.97%            26.65%           (24.70%)
==============================================================================================

RATIOS AND SUPPLEMENTAL DATA:

Net Assets, End of Period                     $   218,054       $   387,298       $    34,327
==============================================================================================

RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------

  Expenses before fees waived and
    expenses reimbursed                            13.88%            13.66%3           87.30%3
  Fees waived and expenses reimbursed             (11.20%)          (11.02%3)         -83.38%3
----------------------------------------------------------------------------------------------

  Net expenses                                      2.68%             2.64%3            3.92%3
==============================================================================================

  Net investment loss                              (1.45%)           (1.42%3)          (2.73%3)
==============================================================================================

Portfolio Turnover Rate                                    826%                          298%
==============================================================================================

1 Sales fees are not reflected and total return is not annualized for periods less than one year.
2    Inception date was December 18, 2002.
3    Annualized
4    As of November 30, 2002, no "Class C" shares had been issued.
5 Calculated by dividing net investment income (loss) by the number of average shares outstanding during the period.
6 The amount in this caption may not agree to the change in aggregate gains and losses for the period, as these figures are balancing amounts necessary to reconcile the change in net asset value per share with other per share information presented.

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
FINANCIAL HIGHLIGHTS - SMALL/MID CAP FUND
FOR THE YEAR ENDED NOVEMBER 30, 2003 AND FOR THE PERIOD
FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002

==============================================================================================

                                                           2003                       2002
                                              ------------------------------------------------
                                                CLASS A          CLASS C 2         Class A 4
==============================================================================================
PER SHARE OPERATING
  PERFORMANCE (For a share of
  capital stock outstanding throughout
  the period):
  Net asset value, beginning of period        $      9.83       $      8.71       $     10.00
----------------------------------------------------------------------------------------------
  Operations
     Net investment loss 5                          (0.17)            (0.16)            (0.20)
     Net realized and unrealized
       gain (loss) on investments 6                  0.45              1.52              0.03
----------------------------------------------------------------------------------------------
          Total from investment operations           0.28              1.36             (0.17)
----------------------------------------------------------------------------------------------

  Net asset value, end of period              $     10.11       $     10.07       $      9.83
==============================================================================================

Total return (loss)1                                2.85%            15.61%            (1.70%)
==============================================================================================

RATIOS AND SUPPLEMENTAL DATA:

Net Assets, End of Period                     $   219,918       $   240,248       $    51,088
==============================================================================================

  RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------

  Expenses before fees waived and
    expenses reimbursed                            18.74%            15.94%3           70.92%3
  Fees waived and expenses reimbursed             (15.76%)          (13.41%3)         (67.01%3)
----------------------------------------------------------------------------------------------

  Net expenses                                      2.98%             2.54%3            3.91%3
==============================================================================================

  Net investment loss                              (2.21%)           (1.88%3)          (3.16%3)
==============================================================================================

Portfolio Turnover Rate                                    374%                            9%
==============================================================================================

1 Sales fees are not reflected and total return is not annualized for periods less than one year.
2    Inception date was April 11, 2003.
3    Annualized
4    As of November 30, 2002, no "Class C" shares had been issued.
5 Calculated by dividing net investment income (loss) by the number of average shares outstanding during the period.
6 The amount in this caption may not agree to the change in aggregate gains and losses for the period, as these figures are balancing amounts necessary to reconcile the change in net asset value per share with other per share information presented.

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
FINANCIAL HIGHLIGHTS - GLOBAL FIXED INCOME FUND
FOR THE YEAR ENDED NOVEMBER 30, 2003 AND FOR THE PERIOD
FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002

==============================================================================================

                                                           2003                       2002
                                              ------------------------------------------------
                                                CLASS A          CLASS C 2         Class A 4
==============================================================================================
PER  SHARE  OPERATING
  PERFORMANCE (For a share of
  capital stock outstanding throughout
  the period):
  Net asset value, beginning of period        $      9.54       $      9.65       $     10.00
----------------------------------------------------------------------------------------------
  Operations
     Net investment income (loss) 5                  0.04             (0.14)             0.21
     Net realized and unrealized
       gain (loss) on investments 6                  0.08              0.09             (0.67)
----------------------------------------------------------------------------------------------
          Total from investment operations           0.12             (0.05)            (0.46)
----------------------------------------------------------------------------------------------

  Net asset value, end of period              $      9.66       $      9.60       $      9.54
==============================================================================================

Total return (loss)1                                1.26%            (0.52%)           (4.60%)
==============================================================================================

RATIOS AND SUPPLEMENTAL DATA:

Net Assets, End of Period                     $   166,334       $   239,785       $    31,788
==============================================================================================

  RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------

  Expenses before fees waived and
    expenses reimbursed                            13.92%            13.90%3           75.61%3
  Fees waived and expenses reimbursed             (10.44%)          (10.42%3)         (71.69%3)
----------------------------------------------------------------------------------------------

  Net expenses                                      3.48%             3.48%3            3.92%3
==============================================================================================

  Net investment income (loss)                     (1.73%)           (1.73%3)           2.33%3
==============================================================================================

Portfolio Turnover Rate                                    196%                          148%
==============================================================================================

1 Sales fees are not reflected and total return is not annualized for periods less than one year.
2    Inception date was December 18, 2002.
3    Annualized
4    As of November 30, 2002, no "Class C" shares had been issued.
5 Calculated by dividing net investment income (loss) by the number of average shares outstanding during the period.
6 The amount in this caption may not agree to the change in aggregate gains and losses for the period, as these figures are balancing amounts necessary to reconcile the change in net asset value per share with other per share information presented.

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------
NOTE 1.   ORGANIZATION AND RELATED MATTERS
--------------------------------------------------------------------------------

          FUNDS' ORGANIZATION

          Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each of the Funds operates as an independent mutual fund, issuing and redeeming shares for capital activity and investing in various types of financial instruments based on the respective Fund's investment objectives.

          Prior to September 16, 2003, the Global Fixed Income Fund was known as the Fixed Income Fund and was managed under a different investment policy. All operations and activity for the year ended November 30, 2003 are reflected in these financial statements under the Global Fixed Income Fund name.

          FUNDS' CUSTODIAN

          The  Funds'   custodian  is  Wachovia  Bank,  based  in  Philadelphia,
          Pennsylvania.

--------------------------------------------------------------------------------
NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          CASH AND CASH EQUIVALENTS

          The Funds consider all money market funds and highly liquid debt instruments with a purchased maturity of three months or less, to be cash equivalents.

--------------------------------------------------------------------------------
NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------

          PORTFOLIO VALUATION

          Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Where the Investment Adviser determines that the last quoted sales price prior to the valuation does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. Securities for which quotations are not readily available are valued at fair value as determined by the Investment Adviser under the direction of the Board of Trustees. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (e.g., pricing services or dealer quotations) by the Investment Adviser.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

          Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have past are recorded as soon as the Fund is informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          SHARE CLASS ALLOCATIONS

          Income, fees and expenses (other than class specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative outstanding shares. Class specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the applicable share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

          Dividends and distributions paid to shareholders, if any, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------

          INCOME TAXES OF THE FUNDS

          Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its taxable or tax-exempt income, if any, for its tax year-end.

          Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and pay-downs on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

--------------------------------------------------------------------------------
NOTE 3.   RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

          StateTrust  Capital,   LLC,  a  registered  investment  adviser,  (the
          Investment  Adviser),  also serves as the  administrator  and transfer agent for all of the Funds. Additionally, StateTrust Investments, Inc., a registered broker-dealer, has been engaged to be the distributor of the Funds' shares. Both of these entities are related to the Trust and Funds by virtue of common management. Each Fund is responsible for its own direct expenses; however, the Investment Adviser has agreed to absorb all start-up and organizational costs of the Funds and to bear operating expenses of the Funds to the extent necessary to limit each Fund's annualized expenses to 3.5% in accordance with the Expense Waiver and Reimbursement Agreement, as disclosed below.

          INVESTMENT ADVISORY AGREEMENT

          StateTrust Capital, LLC will earn investment advisory fees, payable monthly, for performing investment advisory services for each Fund and each class of shares of the Funds as follows:

               Large Cap Fund            -   1.25% of average daily net assets
               Small/Mid Cap Fund        -   1.25% of average daily net assets
               Global Fixed Income Fund  -   0.50% of average daily net assets

          For the year ended November 30, 2003, investment advisory fees for the Large Cap Fund, Small / Mid Cap Fund and the Global Fixed Income Fund amounted to $3,620, $2,552, and $1,380, respectively and are included as investment advisory fees in the accompanying statements of operations.

          Additionally, the Investment Adviser has a Trustee in common with the Trust.

--------------------------------------------------------------------------------
NOTE 3.   RELATED PARTY TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------

          ADMINISTRATION AGREEMENT

          Each Fund will pay StateTrust Capital, LLC 0.25% of the average daily net assets, on a monthly basis. For the year ended November 30, 2003, administrative fees for the Large Cap Fund, Small / Mid Cap Fund and the Global Fixed Income Fund amounted to $731, $515, and $684, respectively, and were included as administration fees in the accompanying statements of operations

          EXPENSE WAIVER AND REIMBURSEMENT AGREEMENT

          Pursuant to the Expense Waiver and Reimbursement Agreement (the "Agreement") and the Investment Advisory Agreement, the Investment Adviser has agreed to reduce all or a portion of its management fee and, if necessary, to bear certain expenses associated with operating the Funds to the extent necessary to limit annualized expenses of each Fund to 3.5%. The Agreement is effective for the period of one year from the effective date of the Funds and shall continue in effect thereafter provided each such continuance is specifically approved by a majority of the Trustees of the Trust. The Agreement shall automatically terminate upon the termination of the Investment Advisory Agreement.

          Each Fund agrees to reimburse the Investment Adviser on a monthly basis such deferred fees, including any expenses borne by the Investment Adviser in later periods provided, however that a Fund is not obligated to pay any such fees more than three years after the end of the fiscal year in which the fee or expense was deferred. As of November 30, 2003, the two-year cumulative fees waived and expenses reimbursed deferrals amounted to $55,053, $54,447, and $50,395, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. Should the Fund achieve and maintain a sufficient asset level to support repayment of these deferred amounts, an expense would be recorded in future periods to the extent that amount will not cause the Funds to exceed the stated percentage expense and time frame limitations.

          For the year ended November 30, 2003, fees waived amounted to $4,351, $3,067 and $2,064, and expenses reimbursed amounted to $28,427, $29,241, and $26,390, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. These respectively combined amounts are included as fees waived/expenses reimbursed in the accompanying statements of operations.

          Management has determined that a right of offset exists between amounts due from and due to the Investment Adviser, and as such, has netted all amounts and presented in one line item the net amount as due to Investment Adviser in the accompanying statements of assets and liabilities. At November 30, 2003, the total amounts due the Investment Adviser for all fees and expenses, net of the waivers and /or reimbursements, amounted to $1,754, $1,338, and $275, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively.

--------------------------------------------------------------------------------
NOTE 3.   RELATED PARTY TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------

          TRANSFER AGENT AGREEMENT

          StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications and transaction processing.

          DISTRIBUTION PLAN

          StateTrust Investment, Inc. serves as the Trust's distributor (the "Distributor"). The Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Additionally, all "Class A" shares and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of .25% and 1.00% of the average daily net assets, respectively. Amounts owed to the distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the distributor.

          Upon the termination of this agreement, the Funds shall pay to the distributor such compensation that is prorated for that part of the month in which the agreement is in effect, as may be payable for the period prior to the effective date of such termination.

          Distribution fees for the year ended November 30, 2003 amounted to $2,005, $1,101, and $1,623, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as distribution (12b-1) fees in the accompanying statements of operations. At November 30, 2003, distribution fees due to the distributor amounted to $630, $410, and $346, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in due to distributor in the accompanying statements of assets and liabilities. See Note 6 for disclosures of sales charges earned by this affiliated distributor.

          OTHER RELATED PARTIES

          The Funds all have shareholders who are related to the Investment Adviser and the Distributor as employees or relatives of employees.

          TRUSTEES FEES

          Each independent Trustee of the Trust receives $500 for each regular meeting. For the year ended November 30, 2003, trustee fees amounted to $2,000 for each Fund, and these amounts are included as trustee fees in the accompanying statements of operations. Amounts due will be paid in accordance with the Expense Waiver and Reimbursement Agreement.

          BROKERAGE COMMISSIONS

          The Distributor charged all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $11,138, $5,838 and $305 for the year ended November 30, 2003 for the Large Cap Fund, Small / Mid Cap Fund and the Global Fixed Income Fund, respectively.

--------------------------------------------------------------------------------
NOTE 4.   INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Purchases and sales of investment  securities were as follows for each
          Fund:

                           Large Cap        Small/Mid Cap        Global Fixed
                              Fund              Fund             Income Fund
          ======================================================================

          Purchase        $  1,967,846       $    598,977        $    178,879
          Sales           $  1,677,441       $    418,141        $    124,253
          ======================================================================

          The Funds' cost basis in investments at November 30, 2003 were the same for both U.S. federal income tax and financial statement purposes, and amounted to $396,099, $246,000 and $68,735, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. The net unrealized gain (loss) and gross unrealized gain and gross unrealized loss for U.S. federal income tax and financial statement purposes, were as follows for each Fund:

                                       Large Cap    Small/Mid Cap   Global Fixed
                                         Fund            Fund       Income Fund
          ======================================================================

          Gross unrealized gain        $  2,615       $  8,626        $  1,423
          Gross unrealized loss         (12,565)        (2,654)           (255)
          ----------------------------------------------------------------------

          Net unrealized gain (loss)   ($ 9,950)      $  5,972        $  1,168
          ======================================================================

--------------------------------------------------------------------------------
NOTE 5.   DISTRIBUTIONS
--------------------------------------------------------------------------------

          For the year ended November 30, 2003, ordinary income distributions of $80,294 (or $1.23 per share) and $15,356 (or $0.34 per share), for the Large Cap Fund and Small/Mid Cap Fund, respectively, were declared on January 15, 2004, to be paid on January 20, 2004 to shareholders of record on November 30, 2003. These distributions are considered year ending November 30, 2004 transactions for generally accepted accounting principles (GAAP), and year ended November 30, 2003 transactions for income tax purposes, in accordance with applicable regulations. These distributions would cause a difference between GAAP and income tax reporting.

--------------------------------------------------------------------------------
NOTE 5.   DISTRIBUTIONS (CONTINUED)
--------------------------------------------------------------------------------

          As of November 30, 2003, the components of distributable earnings on an income tax basis, without giving effect to the January 15, 2004 distributions noted above, were as follows: Large Cap Fund Small/Mid Cap Fund Global Fixed Income Fund

                                       Large Cap    Small/Mid Cap   Global Fixed
                                         Fund            Fund       Income Fund
          ======================================================================

          Undistributed ordinary
            income (loss)              $ 82,481       $ 16,683       ($  2,761)
          ======================================================================

          Undistributed long-term
            capital losses                   --      ($  1,003)             --
          ======================================================================

          Capital loss carryforwards         --      ($  1,003)      ($  2,231)
          ======================================================================

          Unrealized gain (loss)      ($  9,950)      $  5,972        $  1,168
          ======================================================================

          For the year ended November 30, 2003, the Large Cap Fund utilized $7,040 of capital loss carryovers. The capital loss carryforwards for the Small/Mid Cap Fund and the Global Fixed Income Fund will expire On November 30, 2008.

--------------------------------------------------------------------------------
NOTE 6.   CAPITAL STRUCTURES AND SHARE TRANSACTIONS
--------------------------------------------------------------------------------

          Each  Fund is  comprised  of an  unlimited  number  of $0.01 par value
          "Class A" and "Class C" shares. Each class of shares is subject to varying fees as detailed in Note 3. Additionally, after 8 years of being outstanding, "Class C" shares are automatically converted to "Class A" shares, at no conversion cost. Each Fund and class of shares has a $500 minimum initial investment and a $250 minimum on all subsequent investments.

          Shares of capital stock sold and redeemed for the year ended November 30, 2003, were as follows:

          ==============================================================================
                                                       LARGE CAP FUND
          ==============================================================================
                                            2003                          2002
                                  -------------------------     ------------------------
                                    SHARES         AMOUNT         Shares        Amount
          ==============================================================================

          CLASS A
          ------------------------------------------------------------------------------
          Shares Sold                 19,503     $  157,830          4,559    $   41,808
          Shares Redeemed               (524)        (4,606)            --            --
          ------------------------------------------------------------------------------

            Net Increase              18,979     $  153,224          4,559    $   41,808
          ==============================================================================

          CLASS C
          ------------------------------------------------------------------------------
          Shares Sold                 49,651     $  368,475             --    $       --
          Shares Redeemed             (7,632)       (30,686)            --            --
          ------------------------------------------------------------------------------

            Net Increase              42,019     $  337,789             --    $       --
          ==============================================================================

--------------------------------------------------------------------------------
NOTE 6.   CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------

          Sales charges paid to the Distributor, disclosed in Note 3, on Class A and Class C shares amounted to $4,559 and $2,632, respectively for the year ended November 30, 2003 and $24 for the period ended November 30, 2002.

          ==============================================================================
                                                     SMALL/MID CAP FUND
          ==============================================================================
                                            2003                          2002
                                  -------------------------     ------------------------
                                    SHARES         AMOUNT         Shares        Amount
          ==============================================================================

          CLASS A
          ------------------------------------------------------------------------------
          Shares Sold                 17,320     $  164,635          5,196    $   51,133
          Shares Redeemed               (766)        (7,469)            --            --
          ------------------------------------------------------------------------------

            Net Increase              16,554     $  157,166          5,196    $   51,133
          ==============================================================================

          CLASS C
          ------------------------------------------------------------------------------
          Shares Sold                 27,126     $  241,785             --    $       --
          Shares Redeemed             (3,272)       (11,569)            --            --
          ------------------------------------------------------------------------------

            Net Increase              23,854     $  230,216             --    $       --
          ==============================================================================

          Sales charges paid to the Distributor, disclosed in Note 3, on Class A and Class C shares amounted to $4,587 and $3,612, respectively for the year ended November 30, 2003. No sales charges were paid for the period ended November 30, 2002.

          ==============================================================================
                                                 GLOBAL FIXED INCOME FUND
          ==============================================================================
                                            2003                          2002
                                  -------------------------     ------------------------
                                    SHARES         AMOUNT         Shares        Amount
          ==============================================================================

          CLASS A
          ------------------------------------------------------------------------------
          CLASS A
          ------------------------------------------------------------------------------
          Shares Sold                 13,886     $  134,493          3,333    $   33,000
          Shares Redeemed                 --             --             --            --
          ------------------------------------------------------------------------------

            Net Increase              13,886     $  134,493          3,333    $   33,000
          ==============================================================================

          CLASS C
          ------------------------------------------------------------------------------
          Shares Sold                 24,967     $  242,116             --    $       --
          Shares Redeemed                 --             --             --            --
          ------------------------------------------------------------------------------

            Net Increase              24,967     $  242,116             --    $       --
          ==============================================================================

          Sales charges paid to the Distributor, disclosed in Note 3, on Class A and Class C shares amounted to $1,767 and $2,124, respectively for the year ended November 30, 2003. No sales charges were paid for the period ended November 30, 2002.

INDEPENDENT AUDITORS' REPORT
================================================================================

To the Shareholders and Board of Trustees
Ashport Mutual Funds

We have audited the statements of assets and liabilities, including the schedules of investments, of Ashport Mutual Funds (a Massachusetts Business
Trust) (the "Trust") comprising the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, formerly known as the Fixed Income Fund, (the "Funds") as of November 30, 2003, and the related statements of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended November 30, 2003 and for the period from inception (December 20, 2001) through November 30, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Ashport Mutual Funds, as of November 30, 2003, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year ended November 30, 2003 and for the period from inception (December 20, 2001) through November 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

Miami, Florida
January 9, 2004, except for Note 5, for
     which the date is January 15, 2004

Item 2.  Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3.  Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on it's audit committee and that he is "independent."

Item 4.  Principal Accountant Fees and Services

                              2002                       2003

(a). Audit Fees -             15,000                     36,000
(b). Audit Related Fees -
(c). Tax Fees -               3,600.                     Not billed at this time
(d). All Other Fees -

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.

Item 9.  Controls and Procedures.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

Exhibit 1.  Code of Ethics

Exhibit  2  (a).   Certification   required  pursuant  to  Section  302  of  the
Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit  2  (b).   Certification   required  pursuant  to  Section  906  of  the
Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds

By (Signature and Title)* /s/ Jeffrey Cimbal, Chief Financial Officer
                          -------------------------------------------
Date
     ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Vurgait, President

Date
     ------------------------------------